EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 14.3%
Integrated Telecommunication Services - 3.1%
Verizon Communications, Inc.	228,072	$11,449,214

Interactive Media & Services - 6.2%
Alphabet, Inc. - Class A	23,488	6,754,209
Alphabet, Inc. - Class C	22,840	6,551,883
Meta Platforms, Inc. - Class A	16,022	9,166,667
		22,472,759
Movies & Entertainment - 5.0%
Netflix, Inc. (a)	94,813	9,116,270
Walt Disney Co.	94,460	9,104,055
		18,220,325
Total Communication Services		52,142,298

Consumer Discretionary - 10.0%
Automobile Manufacturers - 2.5%
Tesla, Inc. (a)	24,496	9,106,388

Broadline Retail - 2.5%
Amazon.com, Inc. (a)	43,428	9,044,750

Home Improvement Retail - 2.5%
Home Depot, Inc.	27,555	9,062,564

Restaurants - 2.5%
McDonald's Corp.	29,227	9,083,459
Total Consumer Discretionary		36,297,161

Consumer Staples - 10.0%
Consumer Staples Merchandise Retail - 5.0%
Costco Wholesale Corp.	9,101	9,068,510
Walmart, Inc.	72,901	9,060,136
		18,128,646
Household Products - 2.5%
Procter & Gamble Co.	63,444	9,163,851

Soft Drinks & Non-alcoholic Beverages - 2.5%
Coca-Cola Co.	119,742	9,106,379
Total Consumer Staples		36,398,876

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Energy - 7.2%
Integrated Oil & Gas - 7.2%
Chevron Corp.	61,357	$12,694,763
Exxon Mobil Corp.	78,890	13,384,478
Total Energy		26,079,241

Financials - 16.3%
Diversified Banks - 8.8%
Bank of America Corp.	187,742	9,152,423
JPMorgan Chase & Co.	45,990	13,528,418
Wells Fargo & Co.	115,167	9,168,445
		31,849,286
Multi-Sector Holdings - 2.5%
Berkshire Hathaway, Inc. - Class B (a)	18,875	9,044,900

Transaction & Payment Processing Services - 5.0%
Mastercard, Inc. - Class A	18,251	9,119,294
Visa, Inc. - Class A	30,420	9,194,141
		18,313,435
Total Financials		59,207,621

Health Care - 13.0%
Biotechnology - 2.5%
AbbVie, Inc.	41,547	9,036,057

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	33,380	9,032,294

Pharmaceuticals - 8.0%
Eli Lilly & Co.	9,900	9,105,723
Johnson & Johnson	44,992	10,997,844
Merck & Co., Inc.	75,385	9,068,062
		29,171,629
Total Health Care		47,239,980

Industrials - 2.5%
Aerospace & Defense - 2.5%
RTX Corp.	47,226	9,109,895

Information Technology - 26.5% (b)
Application Software - 2.5%
Palantir Technologies, Inc. - Class A (a)	62,533	9,147,327

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares		Value
Communications Equipment - 2.5%
Cisco Systems, Inc.	117,448		$9,112,791

IT Consulting & Other Services - 2.5%
International Business Machines Corp.	37,558		9,103,684

Semiconductors - 10.6%
Advanced Micro Devices, Inc. (a)	55,408		11,271,649
Broadcom, Inc.	43,373		13,424,377
NVIDIA Corp.	78,219		13,641,394
			38,337,420
Systems Software - 5.1%
Microsoft Corp.	24,774		9,170,592
Oracle Corp.	62,711		9,225,415
			18,396,007
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	47,556		12,069,237
Total Information Technology			96,166,466
TOTAL COMMON STOCKS (Cost $270,858,363)			362,641,538

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (c)	1,013,731		1,013,731
TOTAL MONEY MARKET FUNDS (Cost $1,013,731)			1,013,731

TOTAL INVESTMENTS - 100.1% (Cost $271,872,094)			$363,655,269
Liabilities in Excess of Other Assets - (0.1)%		(0.00093)	(339,354)
TOTAL NET ASSETS - 100.0%			$363,315,915

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BRIDGEWAY ETFs

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

EA Bridgeway Blue Chip ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$362,641,538	$—	$—	$362,641,538
Money Market Funds	1,013,731	—	—	1,013,731
Total Investments	$363,655,269	$—	$—	$363,655,269

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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